Revenue recognition (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jul. 03, 2021	Jun. 27, 2020	Jun. 27, 2020	Jul. 03, 2021	Jul. 03, 2021	Jun. 27, 2020	Jun. 27, 2020
Disaggregation of Revenue [Line Items]
Total net sales	$ 109,816	$ 58,017	$ 58,017	$ 191,594	$ 191,594	$ 136,662	$ 136,662
Pain Treatments and Joint Preservation
Disaggregation of Revenue [Line Items]
Total net sales	56,704		28,868		98,234		70,151
Restorative Therapies
Disaggregation of Revenue [Line Items]
Total net sales	32,511		17,968		54,332		41,433
Bone Graft Substitutes
Disaggregation of Revenue [Line Items]
Total net sales	20,601		11,181		39,028		25,078
U.S.
Disaggregation of Revenue [Line Items]
Total net sales	98,682		53,166		173,220		125,136
International
Disaggregation of Revenue [Line Items]
Total net sales	$ 11,134		$ 4,851		$ 18,374		$ 11,526